Segment Reporting (Details) - EUR (€)	1 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	€ 9,147,000,000	€ 9,147,000,000	€ 8,514,000,000	€ 7,551,000,000
Other income		1,000,000	1,000,000	2,000,000
Operating expense		7,806,000,000	7,524,000,000	6,825,000,000
Depreciation and amortisation expense		441,000,000	401,000,000	299,000,000
Gains or losses on disposal of non-current assets and Impairments		2,208,000,000	35,000,000	(6,000,000)
Profit (loss) from operating activities		3,109,000,000	625,000,000	423,000,000
Profit loss on derivatives and other net financial income expense		539,000,000	(13,000,000)	(75,000,000)
Net financial income expense from financing		(265,000,000)	(217,000,000)	(242,000,000)
Finance income (cost)		274,000,000	(230,000,000)	(317,000,000)
Share of profit (loss) of associates accounted for using equity method		238,000,000	215,000,000	165,000,000
Profit (loss) before tax		3,621,000,000	610,000,000	271,000,000
Tax expense (income)		(145,000,000)	(115,000,000)	(30,000,000)
Profit (loss) from continuing operations		3,476,000,000	495,000,000	241,000,000
Profit (loss) from discontinued operations		14,000,000	16,000,000	64,000,000
Profit (loss)		3,490,000,000	511,000,000	305,000,000
Profit (loss), attributable to non-controlling interests		(251,000,000)	(170,000,000)	(117,000,000)
Profit (loss), attributable to owners of parent		3,239,000,000	341,000,000	188,000,000
Revenue and other operating income		9,148,000,000	8,515,000,000	7,553,000,000
Construction division [Member]
Disclosure of operating segments [line items]
Revenue	7,234,000,000	7,234,000,000	6,869,000,000	6,280,000,000
Other income		2,000,000	1,000,000	2,000,000
Operating expense		6,806,000,000	6,659,000,000	6,106,000,000
Depreciation and amortisation expense		146,000,000	134,000,000	107,000,000
Gains or losses on disposal of non-current assets and Impairments		0	0	0
Profit (loss) from operating activities		284,000,000	77,000,000	69,000,000
Profit loss on derivatives and other net financial income expense		(34,000,000)	(31,000,000)	(34,000,000)
Net financial income expense from financing		150,000,000	117,000,000	36,000,000
Finance income (cost)		116,000,000	86,000,000	2,000,000
Share of profit (loss) of associates accounted for using equity method		0	0	0
Profit (loss) before tax		400,000,000	163,000,000	71,000,000
Tax expense (income)		(142,000,000)	(65,000,000)	(6,000,000)
Profit (loss) from continuing operations		258,000,000	98,000,000	65,000,000
Profit (loss) from discontinued operations		0	0	0
Profit (loss)		258,000,000	98,000,000	65,000,000
Profit (loss), attributable to non-controlling interests		(68,000,000)	(51,000,000)	(42,000,000)
Profit (loss), attributable to owners of parent		190,000,000	47,000,000	23,000,000
Revenue and other operating income		7,236,000,000	6,870,000,000	6,282,000,000
Toll roads division [Member]
Disclosure of operating segments [line items]
Revenue	€ 1,256,000,000	1,256,000,000	1,085,000,000	780,000,000
Other income		0	0	0
Operating expense		338,000,000	286,000,000	230,000,000
Depreciation and amortisation expense		232,000,000	213,000,000	159,000,000
Gains or losses on disposal of non-current assets and Impairments		151,000,000	38,000,000	(3,000,000)
Profit (loss) from operating activities		837,000,000	624,000,000	388,000,000
Profit loss on derivatives and other net financial income expense		(75,000,000)	5,000,000	(109,000,000)
Net financial income expense from financing		(215,000,000)	(224,000,000)	(240,000,000)
Finance income (cost)		(290,000,000)	(219,000,000)	(349,000,000)
Share of profit (loss) of associates accounted for using equity method		226,000,000	198,000,000	157,000,000
Profit (loss) before tax		773,000,000	603,000,000	196,000,000
Tax expense (income)		(110,000,000)	(55,000,000)	(39,000,000)
Profit (loss) from continuing operations		663,000,000	548,000,000	157,000,000
Profit (loss) from discontinued operations		0	0	0
Profit (loss)		663,000,000	548,000,000	157,000,000
Profit (loss), attributable to non-controlling interests		(160,000,000)	(126,000,000)	(66,000,000)
Profit (loss), attributable to owners of parent		503,000,000	422,000,000	91,000,000
Revenue and other operating income		1,256,000,000	1,085,000,000	780,000,000
Airports [Member]
Disclosure of operating segments [line items]
Revenue		91,000,000	80,000,000	54,000,000
Other income		0	0	0
Operating expense		65,000,000	58,000,000	56,000,000
Depreciation and amortisation expense		22,000,000	20,000,000	7,000,000
Gains or losses on disposal of non-current assets and Impairments		2,025,000,000	0	0
Profit (loss) from operating activities		2,029,000,000	2,000,000	(9,000,000)
Profit loss on derivatives and other net financial income expense		627,000,000	(12,000,000)	19,000,000
Net financial income expense from financing		(2,000,000)	3,000,000	0
Finance income (cost)		625,000,000	(9,000,000)	19,000,000
Share of profit (loss) of associates accounted for using equity method		8,000,000	11,000,000	7,000,000
Profit (loss) before tax		2,662,000,000	4,000,000	17,000,000
Tax expense (income)		3,000,000	(20,000,000)	2,000,000
Profit (loss) from continuing operations		2,665,000,000	(16,000,000)	19,000,000
Profit (loss) from discontinued operations		0	0	0
Profit (loss)		2,665,000,000	(16,000,000)	19,000,000
Profit (loss), attributable to non-controlling interests		(23,000,000)	7,000,000	(9,000,000)
Profit (loss), attributable to owners of parent		2,642,000,000	(9,000,000)	10,000,000
Revenue and other operating income		91,000,000	80,000,000	54,000,000
Energy and mobility infrastructure division [Member]
Disclosure of operating segments [line items]
Revenue		270,000,000	207,000,000	191,000,000
Other income		0	0	0
Operating expense		268,000,000	206,000,000	196,000,000
Depreciation and amortisation expense		13,000,000	9,000,000	8,000,000
Gains or losses on disposal of non-current assets and Impairments		0	0	0
Profit (loss) from operating activities		(11,000,000)	(8,000,000)	(13,000,000)
Profit loss on derivatives and other net financial income expense		0	(1,000,000)	0
Net financial income expense from financing		(8,000,000)	0	(4,000,000)
Finance income (cost)		(8,000,000)	(1,000,000)	(4,000,000)
Share of profit (loss) of associates accounted for using equity method		0	(1,000,000)	0
Profit (loss) before tax		(19,000,000)	(10,000,000)	(17,000,000)
Tax expense (income)		5,000,000	2,000,000	(2,000,000)
Profit (loss) from continuing operations		(14,000,000)	(8,000,000)	(19,000,000)
Profit (loss) from discontinued operations		0	0	0
Profit (loss)		(14,000,000)	(8,000,000)	(19,000,000)
Profit (loss), attributable to non-controlling interests		0	0	0
Profit (loss), attributable to owners of parent		(14,000,000)	(8,000,000)	(19,000,000)
Revenue and other operating income		270,000,000	207,000,000	191,000,000
Adjustments [Member]
Disclosure of operating segments [line items]
Revenue		(224,000,000)	(233,000,000)	(220,000,000)
Other income		0	0	(1,000,000)
Operating expense		(222,000,000)	(233,000,000)	(221,000,000)
Depreciation and amortisation expense		0	(1,000,000)	0
Gains or losses on disposal of non-current assets and Impairments		0	(1,000,000)	0
Profit (loss) from operating activities		(2,000,000)	0	0
Profit loss on derivatives and other net financial income expense		(3,000,000)	(2,000,000)	(1,000,000)
Net financial income expense from financing		3,000,000	1,000,000	1,000,000
Finance income (cost)		0	(1,000,000)	0
Share of profit (loss) of associates accounted for using equity method		0	1,000,000	1,000,000
Profit (loss) before tax		(2,000,000)	0	1,000,000
Tax expense (income)		0	1,000,000	0
Profit (loss) from continuing operations		(2,000,000)	1,000,000	1,000,000
Profit (loss) from discontinued operations		0	(1,000,000)	0
Profit (loss)		(2,000,000)	0	1,000,000
Profit (loss), attributable to non-controlling interests		0	0	0
Profit (loss), attributable to owners of parent		(2,000,000)	0	1,000,000
Revenue and other operating income		(224,000,000)	(233,000,000)	(221,000,000)
Other division [Member]
Disclosure of operating segments [line items]
Revenue		520,000,000	506,000,000	466,000,000
Other income		(1,000,000)	0	1,000,000
Operating expense		551,000,000	548,000,000	458,000,000
Depreciation and amortisation expense		28,000,000	26,000,000	18,000,000
Gains or losses on disposal of non-current assets and Impairments		32,000,000	(2,000,000)	(3,000,000)
Profit (loss) from operating activities		(28,000,000)	(70,000,000)	(12,000,000)
Profit loss on derivatives and other net financial income expense		24,000,000	28,000,000	50,000,000
Net financial income expense from financing		(193,000,000)	(114,000,000)	(35,000,000)
Finance income (cost)		(169,000,000)	(86,000,000)	15,000,000
Share of profit (loss) of associates accounted for using equity method		4,000,000	6,000,000	0
Profit (loss) before tax		(193,000,000)	(150,000,000)	3,000,000
Tax expense (income)		99,000,000	22,000,000	15,000,000
Profit (loss) from continuing operations		(94,000,000)	(128,000,000)	18,000,000
Profit (loss) from discontinued operations		14,000,000	17,000,000	64,000,000
Profit (loss)		(80,000,000)	(111,000,000)	82,000,000
Profit (loss), attributable to non-controlling interests		0	0	0
Profit (loss), attributable to owners of parent		(80,000,000)	(111,000,000)	82,000,000
Revenue and other operating income		€ 519,000,000	€ 506,000,000	€ 467,000,000